Share Capital and Capital reserve - Narrative (Details) $ / shares in Units, € in Millions, $ in Millions				3 Months Ended		12 Months Ended
	Feb. 02, 2020	Jan. 02, 2020 shares	Jan. 02, 2019	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€) $ / shares	Dec. 31, 2019 $ / shares	Mar. 31, 2021 $ / shares	Mar. 30, 2021 EUR (€)	Jan. 01, 2021 EUR (€)	Dec. 31, 2020 $ / shares
Disclosure of classes of share capital [line items]
Percentage increase in dividend price	20.00%	20.00%	20.00%
Dividends recognised as distributions to owners per share (in dollars per share)						$ 27.2965	$ 25.2127
Preference shares, dividend payment terms, weighted average share price, minimum term required				10 days	10 days	10 days
Share repurchase programme | $					$ 300.0
Proceeds from sale or issue of treasury shares				€ 10.5	$ 12.8
Other reserves | €				16.9		$ 24.5			€ (12.6)	€ 21.7
Reserve of change in value of forward elements of forward contracts | €				€ (4.3)		$ 0.0				€ 4.4
Ordinary shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share)								$ 10.00			$ 10.00
Ordinary shares | Founder Entities
Disclosure of classes of share capital [line items]
Founder preferred shares annual dividend amount (in shares) | shares		3,875,036
Founder Preferred shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share)								$ 10.00			$ 10.00